Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Short Duration Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Duration Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Columbia Short Duration Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Short Duration Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Short Duration Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Duration Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Short Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Short Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Short Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Short Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class A | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Short Duration Municipal Bond Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Short Duration Municipal Bond Fund - Class A | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Short Duration Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Duration Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Duration Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Short Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Short Duration Municipal Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Columbia Short Duration Municipal Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Columbia Short Duration Municipal Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Short Duration Municipal Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Duration Municipal Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Short Duration Municipal Bond Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Short Duration Municipal Bond Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Short Duration Municipal Bond Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Short Duration Municipal Bond Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class S | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Short Duration Municipal Bond Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Short Duration Municipal Bond Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Short Duration Municipal Bond Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Short Duration Municipal Bond Fund - Class S | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Short Duration Municipal Bond Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Short Duration Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%